BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Feb. 28, 2022
Disclosure Of Basis Of Presentation And Significant Accounting Policies [Abstract]
Presentation Currency [Policy Text Block]	Presentation Currency The Company's presentation currency is the United States Dollar ("USD")
Foreign Exchange Rates Used [Policy Text Block]

Foreign Exchange Rates Used

The following exchange rates were used when preparing these consolidated financial statements:

Rand/USD

Period-end rate: R15.4326 (August 31, 2021 R14.5241)

Period average rate: R15.2689 (February 28, 2021 R15.5977)

CAD/USD

Period-end rate: C$1.2698 (August 31, 2021 C$1.2617)

Period average rate: C$1.2634 (February 28, 2021 C$1.2962)